Vessels, net - Additional Information - Year 2018 (Details)	1 Months Ended	5 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Nov. 27, 2018 USD ($)	Nov. 19, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 02, 2018 USD ($)	Jul. 04, 2018 USD ($)	Jun. 27, 2018 USD ($)	Apr. 27, 2018 USD ($)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 9,623,000	$ 4,125,000	$ (106,343,000)
Debt assumed						59,262,000	79,000,000
Accounting for transactions under common control						350,000	440,000
Amount used for repayment of debt						238,653,000	18,780,000	119,758,000
Carrying amount	$ 755,332,000					755,332,000	749,088,000
Finance lease liability	71,964,000				$ 171,500,000	71,964,000
Advance payment of finance lease	$ 99,875,000
Interest costs capitalized						84,000	3,196,000	0
Pretax net income						21,786,000	(42,392,000)	$ (157,194,000)
Vessels, net
Capitalized expenses						245,000	8,834,000
Interest costs capitalized						$ 84,000	2,426,000
2001 built Panamax drybulk carrier, Maganari
Vessels total sale price												$ 9,700,000
Disposal date						May 24, 2018
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 5,109,000
Panamax drybulk carriers Bargara, Redondo, Mendocino and Marbella
Vessels total sale price											$ 35,568,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 18,192,000
Number of vessels											4
Panamax drybulk carrier Redondo
Disposal date						Jul. 18, 2018
Panamax drybulk carrier Marbella
Disposal date						Jul. 24, 2018
Panamax drybulk carrier Bargara
Disposal date						Aug. 14, 2018
Panamax drybulk carrier Mendocino
Disposal date						Aug. 20, 2018
VLGCs
Vessels total sale price										$ 304,000,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ (282,000)
Number of vessels										4
Vessels held for sale - Impairment loss			$ (7,279,000)
Pretax net income						1,355,000	$ 201,000
Daily fixed compensation						$ 15,000
Mont Gele VLGC
Disposal date						Oct. 15, 2018
Date of charter agreement						Jan. 11, 2018
Mont Fort VLGC
Disposal date						Oct. 30, 2018
Date of charter agreement						Nov. 05, 2017
Anderida and Aisling VLGCs
Disposal date						Nov. 05, 2018
2001 built Panamax drybulk carrier, Capitola
Vessels total sale price									$ 7,580,000
Disposal date						Aug. 17, 2018
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 3,639,000
Newcastlemax drybulk carrier Huahine
Delivery date						Jun. 01, 2018
Purchase price		$ 38,500,000
Suezmax vessel Marfa
Delivery date						Jun. 08, 2018
Purchase price		$ 55,333,000
Huahine and Marfa vessels
Number of vessels		2
Debt assumed		$ 50,333,000
Accounting for transactions under common control		1,581,000
Amount used for repayment of debt		$ 43,500,000
Offshore support vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ (9,465,000)
Number of vessels			6
Carrying amount			$ 25,590,000
Aframax tanker vessel Botafogo
Delivery date						Dec. 14, 2018
Purchase price					27,000,000
Debt assumed					8,929,000
Accounting for transactions under common control					1,231,000
Amount used for repayment of debt					18,071,000
Aframax tanker vessel Botafogo | Different accounting policy
Accounting for transactions under common control					964,000
Aframax tanker vessel Botafogo | Excess of carrying amount
Accounting for transactions under common control					267,000
One of the Company's tanker vessel
Number of vessels	1					1
Carrying amount	$ 26,666,000					$ 26,666,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ (291,000)
Conquistador, Pink Sands and Xanadu | Bareboat charterhire agreement
Number of finance leases	3					3
Finance lease liability				$ 71,625,000	171,500,000
Advance payment of finance lease				$ 99,875,000
Variable rate basis						4,91% - LIBOR plus margin
Payment terms						quarterly installments
Right-of-use assets					$ 171,500,000
Date of charter agreement						Nov. 19, 2018